Vessel Operating Expenses	12 Months Ended
Dec. 31, 2013
Vessel Operating Expenses [Abstract]
Vessel Operating Expenses

13. Vessel Operating Expenses

Vessel operating expenses, including related party amounts, are comprised as follows:

	2011	2012	2013
Crew wages and related costs	$3,790,479	$7,238,368	$8,422,650
Insurance	980,105	1,790,754	1,936,475
Repairs and maintenance	560,070	729,419	761,048
Spares and consumable stores	2,646,333	5,987,478	6,055,239
Tonnage taxes	17,880	64,580	220,217
Miscellaneous expenses	422,580	476,433	599,598
Total	$8,417,447	$16,287,032	$17,995,227